LAND USE RIGHT, NET (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) m²	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2021 USD ($) m²
LAND USE RIGHT, NET
Land use right	¥ 25,410,000		¥ 34,057,000			$ 3,987,000
Less: accumulated amortization	(2,722,000)		(3,296,000)			(427,000)
Land use right, net	¥ 22,688,000		30,761,000			$ 3,560,000
Payments to Acquire Land Held-for-use					¥ 51,678,000
Area of Land | m²	39,000					39,000
Land use right, term of contract					50 years
Amortization Expense for Land Use Right	¥ 706,000	$ 110,000	706,000	¥ 706,000
Land use right, pledged as collateral	¥ 15,768,000		¥ 30,761,000